PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
PROPERTY, PLANT AND EQUIPMENT [Text Block]
15. PROPERTY, PLANT AND EQUIPMENT

The majority of the Company's property, plant and equipment is used in the Company's six operating mine segments. Property, plant and equipment is depreciated using either the straight-line or units-of-production method over the shorter of the estimated useful life of the asset or the expected life of mine. Where an item of property, plant and equipment comprises of major components with different useful lives, the components are accounted for as separate items of property, plant and equipment. Assets under construction are recorded at cost and re-allocated to land and buildings, machinery and equipment or other when they become available for use.

Property, plant and equipment are comprised of the following:

	Land and Buildings (1)	Machinery and Equipment (2)	Assets under Construction	Other	Total
Cost
At December 31, 2015	$128,284	$316,048	$17,885	$12,382	$474,599
Additions	73	5,399	16,475	534	22,481
Transfers and disposals	4,765	3,783	(12,545)	234	(3,763)
At December 31, 2016	$133,122	$325,230	$21,815	$13,150	$493,317
Additions	—	6,295	17,281	123	23,699
Transfers and disposals	1,276	10,374	(17,147)	1,438	(4,059)
At December 31, 2017	$134,398	$341,899	$21,949	$14,711	$512,957

Accumulated depreciation, amortization and impairment
At December 31, 2015	($60,509)	($146,174)	—	($8,175)	($214,858)
Depreciation and amortization	(5,230)	(35,641)	—	(1,174)	(42,045)
Transfers and disposals	(243)	1,453	—	14	1,224
At December 31, 2016	($65,982)	($180,362)	—	($9,335)	($255,679)
Depreciation and amortization	(8,347)	(34,556)	—	(1,896)	(44,799)
Impairment (Note 16 )	(12,301)	(9,396)	—	(103)	(21,800)
Transfers and disposals	226	961	—	186	1,373
At December 31, 2017	($86,404)	($223,353)	—	($11,148)	($320,905)

Carrying values
At December 31, 2016	$67,140	$144,868	$21,815	$3,815	$237,638
At December 31, 2017	$47,994	$118,546	$21,949	$3,563	$192,052

(1) Included in land and buildings is $5.9 million (December 31, 2016 - $5.9 million) of land which is not subject to depreciation.
(2) Included in property, plant and equipment is $10.0 million (December 31, 2016 - $17.5 million) of equipment under finance leases (Note  19 ).
Property, plant and equipment, including land and buildings, machinery and equipment, assets under construction and other assets above are allocated by mine as follow:

	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Other	Total
Cost
At December 31, 2015	$65,582	$109,077	$96,285	$115,093	$45,605	$22,329	$20,628	$474,599
Additions	4,040	7,223	4,568	1,549	1,126	2,311	1,664	22,481
Transfers and disposals	(252)	623	(6,160)	486	(852)	1,111	1,281	(3,763)
At December 31, 2016	$69,370	$116,923	$94,693	$117,128	$45,879	$25,751	$23,573	$493,317
Additions	2,913	7,246	3,630	1,473	3,724	2,029	2,684	23,699
Transfers and disposals	1,401	29	(1,832)	(1,400)	(2,062)	335	(530)	(4,059)
At December 31, 2017	$73,684	$124,198	$96,491	$117,201	$47,541	$28,115	$25,727	$512,957

Accumulated depreciation and amortization and impairment
At December 31, 2015	($2,935)	($63,313)	($41,657)	($55,496)	($23,113)	($16,222)	($12,122)	($214,858)
Depreciation and amortization	(12,959)	(8,178)	(7,766)	(7,402)	(3,137)	(1,344)	(1,259)	(42,045)
Transfers and disposals	24	(522)	2,857	(336)	468	(781)	(486)	1,224
At December 31, 2016	($15,870)	($72,013)	($46,566)	($63,234)	($25,782)	($18,347)	($13,867)	($255,679)
Depreciation and amortization	(12,181)	(8,779)	(6,585)	(8,580)	(3,691)	(2,974)	(2,009)	(44,799)
Impairment (Note 16 )	—	—	—	(21,800)	—	—	—	(21,800)
Transfers and disposals	(847)	523	167	35	1,684	(333)	144	1,373
At December 31, 2017	($28,898)	($80,269)	($52,984)	($93,579)	($27,789)	($21,654)	($15,732)	($320,905)

Carrying values
At December 31, 2016	$53,500	$44,910	$48,127	$53,894	$20,097	$7,404	$9,706	$237,638
At December 31, 2017	$44,786	$43,929	$43,507	$23,622	$19,752	$6,461	$9,995	$192,052